Accounts payable and accrued liabilities	12 Months Ended
Dec. 31, 2025
Accounts Payable And Accrued Liabilities
Accounts payable and accrued liabilities

9.	Accounts payable and accrued liabilities:

	December 31,	December 31,
	2025	2024

Accounts payable	$1,440	$2,614
Accrued liablities	732	2,182
VAT payable	96	30
	$2,268	$4,826

During the twelve months ended December 31, 2025, the Company reversed excess vendor payables of $7 (December 31, 2024 - $44) recorded in prior years based on IFRS 9 derecognition of financial liabilities as the liabilities were extinguished by the vendor.

During the third quarter of 2024, the Company executed a supplier financing arrangement with a financing company in Canada to finance vendor invoices. Interest accrued at 6.69% annualized and payment was due within 150 days. The amount owed at December 31, 2025, was $Nil (December 31, 2024 – $211) and was included in accounts payable and accrued liabilities. The table below presents the carrying amount of the supplier financing agreement as at December 31, 2025 and 2024.

	December 31,	December 31,
	2025	2024

Carrying amount of supplier financing arrangement:
Presented in accounts payable	$-	$211
- of which suppliers have received payment
from finance supplier	-	210

Range of payment due dates:
Liabilities that are part of the arrangements		150 days
Comparable accounts payable that are not part of the
arrangements		30-45 days

Intermap Technologies corporation

Notes to Consolidated Financial Statements

(In thousands of United States dollars, except per share information)

For the years ended December 31, 2025 and 2024	Page 18